Risk/Return Summary - FIMMFunds-Class2ComboPRO - FIMMFunds-Class2ComboPRO - Fidelity Investments Money Market Tax-Exempt Portfolio	May 30, 2024
Risk Lose Money [Text]
Prospectus Line Items
Risk Text Block	You could lose money by investing in the fund.
Risk Money Market Fund May Not Preserve Dollar [Text]
Prospectus Line Items
Risk Text Block	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares .
Risk Money Market Fund Sponsor May Not Provide Support [Text]
Prospectus Line Items
Risk Text Block	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses , and you should not expect that the sponsor will provide financial support to the fund at any time , including during periods of market stress .
Risk Not Insured Depository Institution [Text]
Prospectus Line Items
Risk Text Block	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.